Convertible Promissory Notes and Warrant Agreements (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Accrued interest	$ 87,028	$ 120,223
Convertible promissory notes, net	1,393,804	2,168,340
2016 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net		1,543,652
2017 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net	$ 1,306,776	$ 504,465